Share-Based Compensation and Other Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Plans Expense and Related Income Tax Benefit	The share-based plans expense and related income tax benefit were as follows:

Years ended December 31,	2023	2022	2021
Restricted stock units and other awards	$697	$726	$840
Income tax benefit (before consideration of valuation allowance)	$157	$178	$148

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

Grant Year	Grant Date	Expected Life	Expected Volatility	Risk Free Interest Rate	Grant Date Fair Value Per Option
2022	2/16/2022	6.8 years	36.6%	2.0%	$83.04
2021	2/17/2021	6.6 years	37.8%	1.3%	$74.63

Schedule of Stock Options Activity
Stock option activity for the year ended December 31, 2023 was as follows:

	Shares	Weighted Average Exercise Price Per Option	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Number of shares under option:
Outstanding at beginning of year	1,390,769	$178.18
Granted	30,000	210.68
Exercised	(597,030)	77.06
Forfeited	(31,077)	260.26

Outstanding at end of year	792,662	$252.35	7.7	$7

Exercisable at end of year	7,953	$197.07	3.1	$1

Schedule of Restricted Stock Units Award Activity
RSU activity for the year ended December 31, 2023 was as follows:

	Executive Long-Term Incentive Program	Employee Long-Term Incentive Program	Other
Number of units:
Outstanding at beginning of year	6,117,900	4,373,807	958,694
Granted	411,134		142,711
Forfeited	(229,226)	(106,087)	(32,253)
Distributed	(950,318)	(4,242,199)	(303,642)

Outstanding at end of year	5,349,490	25,521	765,510

Undistributed vested units	1,630,233	25,407	34,600

Unrecognized compensation cost	$366		$55

Weighted average remaining amortization period (years)	1.5		1.6